DERIVATIVE WARRANT LIABILITY (Details Narrative) - shares	9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Sep. 30, 2014
Volatility rate	57.00%	54.00%	54.00%
Risk-free interest rate	1.62%	1.78%	1.78%
Estimated life		4 years 11 months 12 days	4 years 11 months 12 days
Outstanding warrants to purchase of its common stock	7,225,451	5,080,080	5,080,080
Minimum [Member]
Estimated life	4 years 2 months 12 days
Maximum [Member]
Estimated life	4 years 11 months 27 days